CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / LOSS
Loss for the year	$ (709,594)	$ (408,265)	$ (608,455)
Currency translation differences, arisen from translating foreign activities	(2,404)	(3,048)	162,273
Fair value gain/(loss) on investments in equity instruments designated as at FVTOCI	(18,267)	(39,290)
Other comprehensive loss, net of income tax	(20,671)	(42,338)	162,273
Owners of the parent	$ (730,266)	$ (450,603)	$ (446,182)